Segment Geographical Information and Major Customers	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS

NOTE 18:-	SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS

a.	The Company reports its results on the basis of two reportable business segments: software services (which include proprietary and none proprietary software technology) and IT professional services.

The Company evaluates segment performance based on revenues and operating income of each segment. The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies. This data is presented in accordance with ASC 280, "Segment Reporting."

Headquarters' general and administrative costs have not been allocated between the different segments.

Software services

The Company develops markets, sells and supports a proprietary and none proprietary application platform, software applications, business and process integration solutions and related services.

IT professional services

The Company offers advanced and flexible IT services in the areas of infrastructure design and delivery, application development, technology planning and implementation services, communications services and solutions, as well as supplemental outsourcing services.

There are no significant transactions between the two segments.

b.	The following is information about reported segment results of operation:

	Software services	IT professional services	Unallocated expense	Total
2017

Total revenues	$77,100	$181,040	$-	$258,140
Expenses	63,649	164,558	3,977	232,184

Segment operating income (loss)	$13,451	$16,482	$(3,977)	$25,956

Depreciation and amortization	$9,242	$4,100	$269	$13,611

	Software services	IT professional services	Unallocated expense	Total
2018

Total revenues	$81,332	$203,043	$-	$284,375
Expenses	63,902	183,985	4,790	252,677

Segment operating income (loss)	$17,430	$19,058	$(4,790)	$31,698

Depreciation and amortization	$8,727	$3,611	$226	$12,564

2019

Total revenues	$86,140	$239,490	$-	$325,630
Expenses	71,825	216,842	3,311	291,978

Segment operating income (loss)	$14,315	$22,648	$(3,311)	$33,652

Depreciation and amortization	$8,799	$5,059	$167	$14,025

c.	The Company's business is divided into the following geographic areas: United States, Israel, Europe, Japan and other regions. Total revenues are attributed to geographic areas based on the location of the customers.

The following table presents total revenues classified according to geographical destination for the years ended December 31, 2017, 2018 and 2019:

	Year ended December 31,
	2019	2018	2017

United States	$158,095	$137,066	$123,113
Israel	124,523	103,850	91,917
Europe	25,788	28,257	26,635
Japan	12,499	9,797	9,253
Other	4,725	5,405	7,222

	$325,630	$284,375	$258,140

d.	The Company's long-lived assets are located as follows:

	December 31,
	2019	2018

Israel	$108,608	$100,206
United States	68,989	30,222
Japan	6,406	5,082
Other	3,248	2,800
Europe	3,103	1,247

	$190,354	$139,557

e.	The Company does not allocate its assets to its reportable segments; accordingly, asset information by reportable segments is not presented.

f.	In 2017, 2018 and 2019, the Company had one major customer, included in the IT professional services segment, which accounted for 13%, 13% and 9% of the group revenues, respectively.